Current and long-term debt - Convertible senior notes due 2022 (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Dec. 31, 2018	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Gain (loss) on exchange of convertible notes		$ 0	$ 481	$ (5,504)
Convertible Senior Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued						$ 203,500
Borrowings interest rate						3.00%
Convertible Senior Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued					$ 81,500		$ 203,500
Borrowings interest rate							3.00%
Gain (loss) on exchange of convertible notes	$ 5,500
Convertible Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued					$ 81,500
Borrowings interest rate	3.00%		3.00%		3.00%